Current and Deferred Tax Provisions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
U.S.- Current	$ (16)	$ (4)	$ (150)
Foreign - Current	(1)	(1)	2
State - Current	3	5	4
Total - Current	(14)		(144)
U.S. - Deferred	2	29	79
Foreign - Deferred		1
State - Deferred	(3)	(3)	1
Total - Deferred	$ (1)	$ 27	$ 80